Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Pledged as collateral for loans, financing and labor contingencies	$ 134.1	$ 136.2